[Rydex|SGI Letterhead]

March 31, 2010

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn:  Mr. Richard Pfordte
       Ms. Kim Browning
       Mr. Jeff Foor

Re:    Rydex Series Funds (File No. 811-07584)
       Rydex Variable Trust (File No. 811-08821) (each, a "Registrant" and collectively, the "Registrants")

Ladies and Gentlemen:

On behalf of the Registrants, we are transmitting for filing pursuant to Rule 14a-6 under the Securities Act of 1934 ("1934 Act") definitive proxy statements, forms of proxies and other soliciting materials ("Proxy Materials") relating to a Special Joint Meeting of Shareholders of the International Opportunity Funds, each a series of the Registrants (together, the "Funds"). The Registrants filed the preliminary Proxy Materials pursuant to Rule 14a-6 under the Securities 1934 Act on February 25, 2010 and proposed definitive Proxy Materials via EDGAR correspondence on March 22, 2010. No fees are required with this filing.

The Registrants also wish to respond by this letter to a comment of the SEC staff on the proposed definitive Proxy Materials filed via EDGAR correspondence on March 22, 2010. The comment was conveyed orally by Mr. Pfordte via telephone conferences with Julien Bourgeois and Stephen Cohen of Dechert LLP on March 30, 2010.

       1. Comment: In Proposal 2, please remove the footnotes to the "Shareholder Fees" and "Annual Fund Operating Expenses" tables that are not permitted by Form N-1A. The disclosure provided in the footnotes relating to short dividend expense and short interest expense may be moved to another section in the Proxy Materials, but the portion of the disclosure that provides what the Funds' expenses would have been if those fees were not treated as "expenses" cannot be used at all.

          Response:  The Registrants have implemented the requested change.

Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if we may assist you in any way.

                                   Very truly yours,

                                   /s/ Amy J. Lee
                                   ---------------------------------------------

                                   Amy J. Lee

                                   Vice President and Assistant Secretary, Rydex Series Funds and Rydex Variable Trust